UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,017,490
Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,634,346
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/19 (a)	4,425	5,139,328

		6,773,674
Arizona — 1.0%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,750	2,913,714
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,711,797
5.25%, 10/01/28	250	282,567

		4,908,078
California — 21.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)	4,150	4,390,036
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
0.00%, 8/01/37	3,250	1,219,985
0.00%, 8/01/38	7,405	2,644,251
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	881,229
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,796,385
California State University, Refunding RB, Systemwide, Series A (AGM):
5.00%, 5/01/17 (a)	2,660	2,750,759
5.00%, 11/01/32	4,340	4,481,224

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$2,000	$2,334,180
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (c)	5,000	5,459,900
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,238,924
Series A-1, 5.75%, 3/01/34	1,150	1,361,646
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)	2,800	3,049,256
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	3,500	3,579,240
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	3,000	3,233,070
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,097,874
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	6,110	6,634,849
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,000	3,343,450
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (b)	10,030	6,956,206
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (c)	4,125	4,060,774
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,890	7,204,735
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (c)	1,945	1,708,566

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
California (continued)
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (b)	$5,000	$2,734,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (b)	4,005	2,129,418
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 8/01/34 (c)	10,000	11,139,300
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
CAB, Series C, 0.00%, 7/01/38	2,200	1,096,920
CAB, Series G, 0.00%, 7/01/34	900	429,615
CAB, Series G, 0.00%, 7/01/35	950	426,455
CAB, Series G, 0.00%, 7/01/36	1,430	603,689
CAB, Series G, 0.00%, 7/01/37	950	377,568
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	1,725	1,137,500
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,054,521
5.00%, 8/01/38	760	888,478
State of California, GO, 5.50%, 4/01/28	5	5,021
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,300	2,702,822
5.00%, 10/01/41	1,300	1,545,557
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,776,090
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (b)	15,000	7,963,800

		109,437,493
Colorado — 0.5%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,163,490

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	$540	$631,390

		2,794,880
Florida — 12.3%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	2,700	2,834,055
5.00%, 10/01/37	6,000	6,289,200
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	2,175	2,557,387
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	4,765	4,962,462
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,441,088
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,930,148
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,504,883
5.38%, 10/01/32	1,700	1,973,564
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/18 (a)	3,300	3,665,013
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,755	3,452,235
Series B, AMT, 6.00%, 10/01/30	870	1,092,320
Series B, AMT, 6.25%, 10/01/38	560	712,684
Series B, AMT, 6.00%, 10/01/42	895	1,101,459
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	305,666
Series A, 5.50%, 10/01/36	6,490	7,406,712
Series A, AMT, 5.00%, 10/01/32	3,550	4,149,666
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,600	4,288,392

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	$2,825	$3,330,675
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	417,806
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,640,562
5.38%, 10/01/29	1,900	2,250,740
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,413,396
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,961,836
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/16 (a)	1,500	1,511,805

		63,193,754
Georgia — 1.0%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,349,458
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	843,105
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	190	222,678
5.00%, 4/01/44	855	987,217

		5,402,458
Illinois — 14.8%
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	5,500	6,447,540

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB:
Passenger Facility Charge, Series B, AMT, 5.00%, 1/01/31	$5,000	$5,659,900
Senior Lien, Series C, AMT, 5.38%, 1/01/39	4,090	4,778,306
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,615	1,675,175
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	1,250	1,286,162
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	1,980	2,068,546
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	740	786,849
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,500	1,516,005
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,687,643
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	828,194
Sales Tax Receipts, 5.25%, 12/01/36	840	936,071
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	425,444
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	1,012,112
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	1,690	1,807,793
5.00%, 8/15/44	470	542,761
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,665	2,679,098
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,800	18,873,132

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (b)	$15,000	$9,154,650
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	4,625	1,541,605
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,079,244
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,387,264
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,265,913
5.50%, 7/01/33	1,100	1,237,049
5.25%, 2/01/34	1,140	1,261,957
5.50%, 7/01/38	1,840	2,050,073
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,436,593

		76,425,079
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,667,232
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	775,664
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	1,190	1,349,674
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/17 (a)	1,150	1,171,447
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,458,405

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (continued):
(AGC), 5.25%, 1/01/29	$2,350	$2,602,155

		9,024,577
Iowa — 2.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	7,700	8,839,754
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,465	1,583,460
5.70%, 12/01/27	1,460	1,568,375
5.80%, 12/01/29	990	1,061,894
5.85%, 12/01/30	1,330	1,427,662

		14,481,145
Louisiana — 0.9%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,260	2,627,001
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,022,444

		4,649,445
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/46	1,420	1,639,717
Massachusetts — 1.6%
Massachusetts DFA, Refunding RB, Series A, 5.00%, 10/01/43	505	591,512
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	2,470	2,615,557
5.35%, 12/01/42	1,255	1,331,793
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,720	2,047,454

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$1,685	$1,757,539

		8,343,855
Michigan — 6.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,974,043
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	1,000	1,003,460
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,975,375
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21 (a)	25	30,292
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	1,470	1,709,331
Series V, 8.25%, 9/01/18 (a)	3,510	4,067,318
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/17 (a)	3,350	3,527,382
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,403,064
Series I-A, 5.38%, 10/15/41	1,000	1,169,220
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,981,894
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	765	823,890

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$520	$610,340

		31,275,609
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	415	470,374
6.50%, 11/15/38	2,285	2,557,189

		3,027,563
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,147,110
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	1,150	1,312,058
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,685,340

		2,997,398
New Jersey — 9.0%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,220	1,419,421
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,510,382
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	1,089,294
Series WW, 5.25%, 6/15/33	215	244,898
Series WW, 5.00%, 6/15/34	280	312,707
Series WW, 5.00%, 6/15/36	1,280	1,425,382
Series WW, 5.25%, 6/15/40	490	556,130

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	$645	$735,410
5.75%, 12/01/27	300	343,536
5.75%, 12/01/28	325	370,263
5.88%, 12/01/33	1,980	2,260,903
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,310,701
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,240,760
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,668,901
Transportation System, CAB, Series A, 0.00%, 12/15/29 (b)	7,500	4,404,750
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,498,820
Transportation System, Series AA, 5.50%, 6/15/39	3,565	4,034,546
Transportation System, Series B, 5.50%, 6/15/31	2,750	3,118,445
Transportation System, Series B, 5.00%, 6/15/42	3,500	3,782,310
Transportation System, Series D, 5.00%, 6/15/32	825	930,113

		46,257,672
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	500	600,685
New York — 3.9%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,732,026
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	2,000	2,078,760
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,182,400

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A (AMT), 5.00%, 7/01/46	$4,005	$4,586,045
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	2,000	2,266,540
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	3,350	3,431,975

		20,277,746
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	908,396
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,156,720
5.25%, 2/15/33	1,325	1,608,749

		3,673,865
Pennsylvania — 7.5%
County of Westmoreland Municipal Authority, RB (BAM), 5.00%, 8/15/42 (d)	1,230	1,454,696
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	11,890	14,017,478
The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	3,420	4,041,653
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,575	5,471,609
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	1,036,704
Series A-1, 5.00%, 12/01/46	1,565	1,863,696
Series C, 5.50%, 12/01/33	760	943,046
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	917,337

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued):
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	$6,700	$7,729,790
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,040	1,235,936

		38,711,945
Rhode Island — 1.6%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/46	300	355,113
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	7,180	7,676,425

		8,031,538
South Carolina — 5.9%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,764,570
5.50%, 7/01/41	2,725	3,209,396
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	394,618
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,160	3,704,784
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,802,750
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	12,023,538
Series E, 5.50%, 12/01/53	985	1,171,874
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,358,411
Series E, 5.25%, 12/01/55	1,440	1,741,262

		30,171,203
Texas — 12.5%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	770	850,504

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (b)	$1,215	$544,843
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	2,700	3,096,927
6.00%, 11/15/35	150	172,488
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	902,515
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,870	1,342,758
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,318,768
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,727,164
5.00%, 11/01/42	1,500	1,703,340
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,612,446
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	4,665	1,997,133
Lone Star College System, GO, 5.00%, 8/15/18 (a)	4,800	5,229,792
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,300	2,355,338
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	4,615	4,951,064
1st Tier System (NPFGC), 5.75%, 1/01/40	1,485	1,582,386
1st Tier System, Series A, 6.00%, 1/01/19 (a)	2,745	3,095,921
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	635	713,562
1st Tier System, Series S, 5.75%, 1/01/18 (a)	6,200	6,651,484
Series B, 5.00%, 1/01/40	2,755	3,228,998

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	$3,180	$1,421,873
0.00%, 9/15/36	6,015	2,530,330
0.00%, 9/15/37	4,305	1,706,717
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,060	1,200,598
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,600	1,821,264
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/45	1,120	1,303,098
5.00%, 12/31/50	625	727,450
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,330	2,711,654

		64,500,415
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	2,000	2,110,840
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,380	1,621,265
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,538,520
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,691,881
Providence Health & Services, Series A, 5.25%, 10/01/39	850	953,734

		10,916,240
Wisconsin — 0.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	900	1,064,646

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$1,850	$2,093,552

		3,158,198
Total Municipal Bonds — 111.5%		574,838,832

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
California — 1.8%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	858	924,389
5.00%, 5/01/18	4,312	4,647,578
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,639	3,060,211
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	578,154

		9,210,332
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,368,108
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,282,431
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,319	1,526,368

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$3,400	$3,959,334

		5,485,702
Florida — 10.8%
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,070,146
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,807,533
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	12,729	14,583,328
County of Miami-Dade School Board, COP, Refunding, 5.25%, 5/01/18 (a)	11,350	12,275,139
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	4,048,900
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,678,502
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,315	4,675,768
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (g)	2,399	2,513,064

		55,652,380
Illinois — 6.7%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	15,455,589
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42 (g)	360	390,842
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	6,198	6,872,353
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,721	4,470,149
Senior, Series B, 5.00%, 1/01/40	1,409	1,694,466
Series A, 5.00%, 1/01/38	2,878	3,335,554

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series B, 5.50%, 1/01/18 (a)	$2,000	$2,139,380

		34,358,333
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	2,022	2,423,167
Michigan — 2.9%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,410,607
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44	2,701	3,218,321
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,055	10,558,583

		15,187,511
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(g)	5,007	5,712,499
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	2,429	2,779,933
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	4,720	5,766,471

		14,258,903
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,120	1,385,126
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,854,495

		4,239,621
New York — 7.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	807	885,472

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A (continued):
5.75%, 6/15/40	$2,701	$2,961,062
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	7,641	9,122,716
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,792,954
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,891,568
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,060	2,543,158
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	12,292,050
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,534	1,738,364
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	1,500	1,652,940

		39,880,284
North Carolina — 0.2%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	1,200	1,219,404
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	869,162
South Carolina — 1.0%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19 (g)	374	417,828
5.50%, 1/01/19	4,327	4,831,270

		5,249,098
Texas — 3.3%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,040,184

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$879	$1,028,997
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	4,584	4,694,356
5.00%, 2/15/32	166	170,262
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (g)	4,501	5,121,219

		17,055,018
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	508,244
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	2,504	2,643,290
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	5,130,890

		7,774,180
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	640	730,963
Series C, 5.25%, 4/01/39	2,000	2,179,720

		2,910,683
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.7%		219,932,561
Total Long-Term Investments (Cost — $707,187,538) — 154.2%		794,771,393

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class 0.26% (h)(i)	4,253,360	$4,253,360
Total Short-Term Securities (Cost — $4,253,360) — 0.8%		4,253,360

Value
Total Investments (Cost — $711,440,898*) — 155.0%	799,024,753
Other Assets Less Liabilities — 0.9%	3,781,693
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.6)%	(111,097,649)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.3)%	(176,346,750)

Net Assets Applicable to Common Shares — 100.0%	$515,362,047

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$601,311,328

Gross unrealized appreciation	$87,589,794
Gross unrealized depreciation	(852,129)

Net unrealized appreciation	$86,737,665

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	When-issued security.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 16, 2016 to December 1, 2019, is $19,048,862.

(h)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,644,850	1,608,510	4,253,360	$4,253,360	$1,687

(i)	Current yield as of period end.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(33)	5-Year U.S. Treasury Note	September 2016	$4,026,516	$9,060
(73)	10-Year U.S. Treasury Note	September 2016	$9,712,422	(1,903)
(46)	Long U.S. Treasury Bond	September 2016	$8,024,125	(234,192)
(8)	Ultra U.S. Treasury Bond	September 2016	$1,524,250	(44,394)
Total				$(271,429)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
DFA	Development Finance Agency
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$794,771,393	—	$794,771,393
Short-Term Securities	$4,253,360	—	—	4,253,360

Total	$4,253,360	$794,771,393	—	$799,024,753

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$9,060	—	—	$9,060
Liabilities:
Interest rate contracts	(280,489)	—	—	(280,489)

Total	$(271,429)	—	—	$(271,429)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016	13

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,706	—	—	$11,706
Cash pledged for financial futures contracts	337,650	—	—	337,650
Liabilities:
TOB Trust Certificates	—	$(110,975,760)	—	(110,975,760)
VRDP Shares at liquidation value	—	(176,600,000)	—	(176,600,000)

Total	$349,356	$(287,575,760)	—	$(287,226,404)

During the period ended July 31, 2016, there were no transfers between levels.

14	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date:	September 21, 2016